Equity Investments in Investees Through Company's Subsidiaries or VIEs (Detail)	Dec. 31, 2012
Equity Method Investee Beijing Paibo Times Technology Co., Ltd.
Subsidiary or Equity Method Investee [Line Items]
Percentage of equity interest in equity method investee held by the entity	32.56%
Equity Method Investee Chongqing Rongdu Technology Co., Ltd.
Subsidiary or Equity Method Investee [Line Items]
Percentage of equity interest in equity method investee held by the entity	40.00%
Equity Method Investee Henan Feidian Network Technology Co., Ltd.
Subsidiary or Equity Method Investee [Line Items]
Percentage of equity interest in equity method investee held by the entity	40.00%
OPDA Appublish Co., Ltd.
Subsidiary or Equity Method Investee [Line Items]
Percentage of equity interest in equity method investee held by the entity	15.33%